Stockholders' equity (Summary of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
American DG Energy
Stock Options, Outstanding [Roll Forward]
Number of Options Outstanding Beginning (in shares)	3,119,000
Number of Options Granted (in shares)	200,000
Number of Options Exercised (in shares)	0
Number of Options Canceled (in shares)	(535,000)
Number of Options Expired (in shares)	(306,000)
Number of Options Outstanding, Ending (in shares)	2,478,000	3,119,000
Number of Option Exercisable, Ending (shares)	1,308,000
Number of Option Vested and expected to vest, ending (in shares)	2,478,000
Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price Outstanding, Beginning (usd per share)	$ 1.32
Weighted Average Exercise Price Granted (usd per share)	0.41
Weighted Average Exercise Price Exercised (usd per share)	0.00
Weighted Average Exercise Price Cancelled (usd per share)	1.42
Weighted Average Exercise Price Expired (usd per share)	2.59
Weighted Average Exercise Price Outstanding, Ending (usd per share)	1.06	$ 1.32
Weighted Average Exercise Price Exercisable, Ending (usd per share)	1.22
Weighted Average Exercise Price Vested and expected to vest, ending (usd per share)	$ 1.06
Options, Additional Disclosures [Abstract]
Weighted Average Remaining Life Outstanding, Beginning	4 years 11 months 6 days	5 years 1 month 25 days
Weighted Average Remaining Life Outstanding, Ending	4 years 11 months 6 days	5 years 1 month 25 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 25,600
Aggregate Intrinsic Value Outstanding, Ending	4,000	$ 25,600
Aggregate intrinsic value Exercisable	0
Aggregate Intrinsic value Vested and expected to vest	$ 4,000
EuroSite Power
Stock Options, Outstanding [Roll Forward]
Number of Options Outstanding Beginning (in shares)	4,305,000
Number of Options Granted (in shares)	400,000
Number of Options Exercised (in shares)	0
Number of Options Canceled (in shares)	(595,000)
Number of Options Expired (in shares)	0
Number of Options Outstanding, Ending (in shares)	4,110,000	4,305,000
Number of Option Exercisable, Ending (shares)	3,442,500
Number of Option Vested and expected to vest, ending (in shares)	4,110,000
Options, Additional Disclosures [Abstract]
Weighted Average Remaining Life Outstanding, Beginning		6 years 10 months 1 day
Weighted Average Remaining Life Outstanding, Ending		6 years 10 months 1 day
Stock Options | EuroSite Power
Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price Outstanding, Beginning (usd per share)	$ 0.87
Weighted Average Exercise Price Granted (usd per share)	0.70	$ 0.65
Weighted Average Exercise Price Exercised (usd per share)	0.00
Weighted Average Exercise Price Cancelled (usd per share)	0.88
Weighted Average Exercise Price Expired (usd per share)	0.00
Weighted Average Exercise Price Outstanding, Ending (usd per share)	0.84	$ 0.87
Weighted Average Exercise Price Exercisable, Ending (usd per share)	0.89
Weighted Average Exercise Price Vested and expected to vest, ending (usd per share)	$ 0.84
Options, Additional Disclosures [Abstract]
Weighted Average Remaining Life Outstanding, Beginning	6 years 23 days
Weighted Average Remaining Life Outstanding, Ending	6 years 23 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 9,800
Aggregate Intrinsic Value Outstanding, Ending	410,500	$ 9,800
Aggregate intrinsic value Exercisable	208,125
Aggregate Intrinsic value Vested and expected to vest	$ 410,500